Equity	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Equity

24. Equity

Share capital and Treasury shares

In May 2021, the shareholders resolved to issue 69,497 thousand warrants to secure the future delivery of shares under the 2021 Plan. During May 2024, the Company exercised 3,667 thousand warrants (May 2023: 2,882 thousand warrants, May 2022: 650 thousand warrants). As of December 31, 2024 and 2023, there were 62,298 thousand and 65,965 thousand warrants outstanding, respectively.

Upon exercise of the warrants in May 2024, 3,667 thousand ordinary shares were allotted and issued, and 2,910 thousand ordinary shares were converted to American Depositary Shares to be delivered to participants under the 2021 Incentive Award Plan related to the vesting of the May 2021, May 2022, May 2023 and July 2023 grants. In November 2024, an additional 590 thousand were converted to American Depositary Shares to be delivered to participants under the 2021 Incentive Award Plan related to the vesting of the November 2021, November 2022 and May 2023 grants. The remaining balance is held as treasury shares to enable the Company’s timely delivery of shares upon the exercise of outstanding share options and to meet future vesting of the RSUs.

As of December 31, 2024 and 2023, 598,560 thousand and 595,060 thousand ordinary shares were outstanding, respectively, and the par value per share was $0.00018 (SEK 0.0015). The Company had 417 thousand treasury shares as of December 31, 2024 and 249 thousand treasury shares as of December 31, 2023.

Other contributed capital

As of December 31, 2024 and 2023 other contributed capital of $1,628.0 million consists of share premium, shareholders contribution and proceeds from warrant issues.

Other reserves

As of December 31, 2024, other reserves of $(274.2) million consists of fair value reserve of $(72.7) million related to fair value gains and losses on the Convertible Notes attributable to changes in the Group’s credit risk, and foreign currency translation reserve of $(201.5) million primarily related to the exchange differences occurring from the translation of foreign operations in another currency than the reporting currency of the Group (USD).

As of December 31, 2023, other reserves of $(233.2) million consists of fair value reserve of $(72.7) million related to fair value gains and losses on the Convertible Notes attributable to changes in the Group’s credit risk, and foreign currency translation reserve of $(160.5) million primarily related to the exchange differences occurring from the translation of foreign operations in another currency than the reporting currency of the Group (USD).

Accumulated deficit

As of December 31, 2024 and 2023 accumulated deficit of $(1,249.3) million and $(1,061.0) million, respectively, consists of accumulated losses and share-based compensation.

Non-controlling interest

On July 27, 2023, one of the Group’s subsidiaries in China carried out a share issue. Prior to the share issue the Group owned 100 percent of the share capital in the subsidiary. Xiangpiaopiao Food Co., Ltd. subscribed for a part of the new issued shares and owns 40 percent of the share capital after the transaction, whereas the Group recognized a non-controlling interest. As of December 31, 2024, non-controlling interests amounted to $1.4 million.